                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Mendon Capital Advisors Corp.
                 -------------------------------
   Address:      150 Allens Creek Road
                 -------------------------------
                 Rochester, NY 14618
                 -------------------------------

Form 13F File Number: 028-10662
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Anton Schutz
         -------------------------------
Title:   President
         -------------------------------
Phone:   585-770-1770
         -------------------------------

Signature, Place, and Date of Signing:

        /s/ Anton Schutz            Rochester, NY 14618    February 12, 2010
   -----------------------------    -------------------    -----------------
           [Signature]                  [City, State]           [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 99
                                        --------------------

Form 13F Information Table Value Total: $220,134
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.       Form 13F File Number         Name

    01       028-02744                     Burnham Asset Management Corp.
    ------       -----------------         ---------------------------------

      ITEM 1                ITEM 2     ITEM 3      ITEM 4           ITEM 5       ITEM 6   ITEM 7          ITEM 8
------------------------- ----------  ----------  --------  -------------------  -------  ------  -----------------------
                           TITLE OF                 VALUE    SH/PRN   SH/  PUT/  INVSTMT  OTHER       VOTING AUTHORITY
ISSUER                      CLASS        CUSIP     (x1000)   AMOUNT   PRN  CALL  DISCRTN   MGRS    SOLE    SHARED   NONE
CRMH HOLDINGS                SHS       G2554P103       182    541799              SOLE             541799    0       0
CRMH HOLDINGS                SHS       G2554P103       354   1069931              OTHER     01    1069931    0       0
INVESCO                      SHS      G9419BT108      2936    125000              OTHER     01     125000    0       0
LAZARD                      SHS A      G54050102      2088     55000              OTHER     01      55000    0       0
ALLIANCE FINANCIAL          COMMON     019205103       339     12500              SOLE              12500    0       0
ALLIANCE FINANCIAL          COMMON     019205103      1018     37500              OTHER     01      37500    0       0
AMERIPRISE FINANCIAL        COMMON     03076C106      3591     92500              OTHER     01      92500    0       0
BANCORP RHODE ISLAND        COMMON     059690107      1787     69615              SOLE              69615    0       0
BANCORP RHODE ISLAND        COMMON     059690107      5545    215940              OTHER     01     215940    0       0
BB&T CORP                   COMMON     054937107      1269     50000              OTHER     01      50000    0       0
BANK OF AMERICA             COMMON     060505104      1016     67487              SOLE              67487    0       0
BANK OF AMERICA             COMMON     060505104      3810    252998              OTHER     01     252998    0       0
BANK OF AMERICA              UNIT      060505419      2742    183750              OTHER     01     183750    0       0
                          99/99/9999
BAR HARBOUR BANKSHARES      COMMON     066849100       467     17000              SOLE              17000    0       0
BAR HARBOUR BANKSHARES      COMMON     066849100       467     17000              OTHER     01      17000    0       0
BEACON FEDERAL              COMMON     073582108       501     53292              SOLE              53292    0       0
BEACON FEDERAL              COMMON     073582108      2219    236111              OTHER     01     236111    0       0
BERKSHIRE HILLS             COMMON     084680107       259     12500              SOLE              12500    0       0
BERKSHIRE HILLS             COMMON     084680107       775     37500              OTHER     01      37500    0       0
CENTERSTATE BANKS           COMMON     15201p109      2081    206250              SOLE             206250    0       0
CENTERSTATE BANKS           COMMON     15201P109      7293    722750              OTHER     01     722750    0       0
CHICOPEE BANCORP            COMMON     168565109      1091     87382              SOLE              87382    0       0
CHICOPEE BANCORP            COMMON     168565109      2284    183018              OTHER     01     183018    0       0
CHIMERA INVESTMENT          COMMON     16934Q109       776    200000              SOLE             200000    0       0
CHIMERA INVESTMENT          COMMON     16934Q109      6984   1800000              OTHER     01    1800000    0       0
CITIGROUP                   COMMON     172967101      3310   1000000              OTHER     01    1000000    0       0
CITIZENS REPUBLIC           COMMON     174420109       173    250000              SOLE             250000    0       0
CITIZENS REPUBLIC           COMMON     174420109      1208   1750000              OTHER     01    1750000    0       0
CITIZENS SOUTH              COMMON     176682102      1530    333978              SOLE             333978    0       0
CITIZENS SOUTH              COMMON     176682102      1666    362993              OTHER     01     362993    0       0
CONNECTICUT BANK AND
 TRUST                      COMMON     207546102       431    103280              SOLE             103280    0       0
CONNECTICUT BANK AND
 TRUST                      COMMON     207546102       547    131124              OTHER     01     131124    0       0
COWEN HOLDINGS              COMMON     223622101      2707    457270              SOLE             457270    0       0
COWEN HOLDINGS              COMMON     223622101      8763   1480289              OTHER     01    1480289    0       0
FIFTH THIRD BANCORP         COMMON     316773100      1463    150000              OTHER     01     150000    0       0
FIRST HORIZON NATIONAL
 CORP                       COMMON     320517105       891     66500              SOLE              66500    0       0
FIRST HORIZON NATIONAL
 CORP                       COMMON     320517105      3086    230288              OTHER     01     230288    0       0
FIRST UNITED BANCORP        COMMON     33740N105      2142    300000              SOLE             300000    0       0
FIRST UNITED BANCORP        COMMON     33740N105      7497   1050000              OTHER     01    1050000    0       0
FIRST MERIT                 COMMON     337915102       504     25000              SOLE              25000    0       0
FIRST MERIT                 COMMON     337915102      3525    175000              OTHER     01     175000    0       0
GUARANTY BANCORP            COMMON     40075T102       185    140332              SOLE             140332    0       0
GUARANTY BANCORP            COMMON     40075T102       739    559545              OTHER     01     559545    0       0
HILLTOP HOLDINGS            COMMON     432748101       771     66250              SOLE              66250    0       0
HILLTOP HOLDINGS            COMMON     432748101      2313    198750              OTHER     01     198750    0       0
HOME BANCSHARES             COMMON     436893200       722     30000              OTHER     01      30000    0       0
INVESCO MORTGAGE CAP        COMMON     46131B100       465     20437              SOLE              20437    0       0
INVESCO MORTGAGE CAP        COMMON     46131B100      7809    343117              OTHER     01     343117    0       0
INVESTORS BANCORP           COMMON     46146P102       875     80000              SOLE              80000    0       0
INVESTORS BANCORP           COMMON     46146P102      4305    393500              OTHER     01     393500    0       0
KKR HOLDINGS                COMMON     48248A306       580    100000              OTHER     01     100000    0       0
MB FINANCIAL                COMMON     55264U108       493     25000              OTHER     01      25000    0       0
METRO BANCORP               COMMON     59161R101       943     75000              SOLE              75000    0       0
METRO BANCORP               COMMON     59161R101      2828    225000              OTHER     01     225000    0       0
MIDSOUTH BANCORP            COMMON     598039105       209     15000              SOLE              15000    0       0
MIDSOUTH BANCORP            COMMON     598039105       209     15000              OTHER     01      15000    0       0
NARA BANCORP                COMMON     63080P105       284     25000              SOLE              25000    0       0
NARA BANCORP                COMMON     63080P105       851     75000              OTHER     01      75000    0       0
NEW YORK CMNTY BANCORP      COMMON     649445103      1451    100000              SOLE             100000    0       0
NEW YORK CMNTY BANCORP      COMMON     649445103     10157    700000              OTHER     01     700000    0       0

NORTHWEST BANCORP           COMMON     667340103      2254    200000              SOLE             200000    0       0
NORTHWEST BANCORP           COMMON     667340103      7867    695000              OTHER     01     695000    0       0
PARKVALE FINL CORP          COMMON     701492100       118     17024              OTHER     01      17024    0       0
PACWEST BANCORP             COMMON     695263103       504     25000              OTHER     01      25000    0       0
PENNYMAC MTG INVT TR        COMMON     70931T103      1773    103229              SOLE             103229    0       0
PENNYMAC MTG INVT TR        COMMON     70931T103      9099    529632              OTHER     01     529632    0       0
PEOPLES UNITED FINANCIAL
 INC                        COMMON     712704105     417.5     25000              SOLE              25000    0       0
PEOPLES UNITED FINANCIAL
 INC                        COMMON     712704105      5261    315000              OTHER     01     315000    0       0
PORTER BANCORP              COMMON     736233107       558     37120              SOLE              37120    0       0
PORTER BANCORP              COMMON     736233107      2149    142902              OTHER     01     142902    0       0
REDWOOD TRUST               COMMON     758075402      1048     72500              SOLE              72500    0       0
REDWOOD TRUST               COMMON     758075402      3145    217500              OTHER     01     217500    0       0
ROME BANCORP                COMMON     77587P103      1475    185282              SOLE             185282    0       0
ROME BANCORP                COMMON     77587P103       125     15766              OTHER     01      15766    0       0
SEACOST BANK                COMMON     811707306       434    266160              SOLE             266160    0       0
SEACOST BANK                COMMON     811707306      1249    766160              OTHER     01     766160    0       0
STERLING BANCORP            COMMON     859158107       714    100000              OTHER     01     100000    0       0
SUNTRUST BKS INC            COMMON     867914103       203     10000              SOLE              10000    0       0
SUNTRUST BKS INC            COMMON     867914103       609     30000              OTHER     01      30000    0       0
TFS FINANCIAL               COMMON     87240R107       839     69126              SOLE              69126    0       0
TFS FINANCIAL               COMMON     87240R107     11472    944976              OTHER     01     944976    0       0
TWO HARBORS INVT CORP       COMMON     90187B101      1470    150000              SOLE             150000    0       0
TWO HARBORS INVT CORP       COMMON     90187B101      4704    480000              OTHER     01     480000    0       0
US BANCORP                  COMMON     902973304      1126     50000              OTHER     01      50000    0       0
UNITED CMNTY BKS
 BLAIRSVILLE                COMMON     90984P105      2118    624875              SOLE             624875    0       0
UNITED CMNTY BKS
 BLAIRSVILLE                COMMON     90984P105      7396   2181725              OTHER     01    2181725    0       0
UNITED WESTERN BANCORP      COMMON     913201109      1142    413590              SOLE             413590    0       0
UNITED WESTERN BANCORP      COMMON     913201109      3935   1425770              OTHER     01    1425770    0       0
VIEWPOINT                   COMMON     926727108       423     30000              OTHER     01      30000    0       0
WALTER INVESTMENT           COMMON     93317W102       358     25000              SOLE              25000    0       0
WALTER INVESTMENT           COMMON     93317W102      1863    130000              OTHER     01     130000    0       0
WASHINGTON BANCORP          COMMON     937303105       597     50000              SOLE              50000    0       0
WASHINGTON BANCORP          COMMON     937303105       597     50000              OTHER     01      50000    0       0
WASHINGTON FEDERAL          COMMON     938824109      1451     75000              OTHER     01      75000    0       0
WESTFIELD FINANCIAL         COMMON     96008p104       644     78000              OTHER     01      78000    0       0
WESTERN LIBERTY             COMMON     961443108      2129    279746              SOLE             279746    0       0
WESTERN LIBERTY             COMMON     961443108     10953   1439243              OTHER     01    1439243    0       0
WHITNEY HOLDINGS            COMMON     966612103       137     15000              SOLE              15000    0       0
WHITNEY HOLDINGS            COMMON     966612103       273     30000              OTHER     01      30000    0       0